Short-term loan payable	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Short-term Loan Payable
Short-term loan payable

13. Short-term loan payable

On November 5, 2024, the Company entered into a term loan agreement with Agile Capital Funding, LLC as collateral agent, and Agile Lending, LLC, a Virginia limited liability company as “Lead Lender”. The Company borrowed $594 thousand, net of fees paid to the lenders of $66 thousand. The Company is required to make weekly payments of approximately $31 thousand through maturity on June 19, 2025. The effective interest rate is 292.82% per year, assuming all payments are made on time. If the Company fails to make a payment on time the loan will be in default and the Company will be subject to an additional 5.00% default rate. Upon the prepayment of any principal amount, the Company is obligated to pay a prepayment fee comprising make-whole premium payment on account of such principal so paid, which Prepayment Fee shall be equal to the aggregate and actual amount of interest (at the contract rate of interest) that would be paid through the Maturity Date. The Company may pay off the loan 30 days after funding for $792 thousand and 60 days after funding for $858 thousand. The Company paid off and refinanced the term loan on April 15, 2025.

On April 15, 2025, the Company entered into a term loan agreement with Agile Capital Funding, LLC as collateral agent, and Agile Lending, LLC, a Virginia limited liability company as “Lead Lender”. The Company entered into a term loan for $870 thousand. The Company received net proceeds of $443 thousand, net of fees paid to the lenders of $87 thousand and its outstanding unpaid balance of the term loan dated November 5, 2024 of $340 thousand. The Company is required to make weekly payments of approximately $37 thousand through maturity on December 18, 2025. The effective interest rate is 250.67% per year, assuming all payments are made on time. If the Company fails to make a payment on time the loan will be in default and the Company will be subject to an additional 5.00% default rate. Upon the prepayment of any principal amount, the Company is obligated to pay a prepayment fee comprising make-whole premium payment on account of such principal so paid, which Prepayment Fee shall be equal to the aggregate and actual amount of interest (at the contract rate of interest) that would be paid through the Maturity Date. The Company paid off and refinanced the term loan on June 20, 2025.

On June 20, 2025, the Company entered into a term loan agreement with Agile Capital Funding, LLC as collateral agent, and Agile Lending, LLC, a Virginia limited liability company as “Lead Lender”. The Company entered into a term loan for $1.465 million. The Company received net proceeds of $221 thousand, net of fees paid to the lenders of $147 thousand and its outstanding unpaid balance of the term loan dated April 15, 2025 of $1.1 million. The Company is required to make weekly payments of $45-66 thousand through maturity on February 27, 2026. The effective interest rate is 206% per year, assuming all payments are made on time. If the Company fails to make a payment on time the loan will be in default and the Company will be subject to an additional 5.00% default rate. Upon the prepayment of any principal amount, the Company is obligated to pay a prepayment fee comprising make-whole premium payment on account of such principal so paid, which Prepayment Fee shall be equal to the aggregate and actual amount of interest (at the contract rate of interest) that would be paid through the Maturity Date. The Company has made repayments totaling $45 thousand during the six months ended June 30, 2025.

The loans are collateralized with all of the Company’s goods, accounts, equipment, inventory, contract rights or rights to payment of money, leases, license agreements, franchise agreements, general intangibles (including intellectual property), commercial tort claims, documents, instruments (including any promissory notes), chattel paper (whether tangible or electronic), cash, deposit accounts and other collateral accounts, all certificates of deposit, fixtures, letters of credit rights (whether or not the letter of credit is evidenced by a writing), securities, and all other investment property, supporting obligations, and financial assets, whether now owned or hereafter acquired, wherever located; and all of the Company’s books and records relating to the foregoing, and any and all claims, rights and interests in any of the above and all substitutions for, additions, attachments, accessories, accessions and improvements to and replacements, products, proceeds and insurance proceeds of any or all of the foregoing.

13. Short-term loan payable

On November 5, 2024, the Company entered into a term loan agreement with Agile Capital Funding, LLC as collateral agent, and Agile Lending, LLC, a Virginia limited liability company as “Lead Lender”. The Company borrowed $594 thousand, net of fees paid to the lenders of $66 thousand. The Company is required to make weekly payments of approximately $31 thousand through maturity on June 19, 2025. The effective interest rate is 292.82% per year, assuming all payments are made on time. If the Company fails to make a payment on time the loan will be in default and the Company will be subject to an additional 5.00% default rate. Upon the prepayment of any principal amount, the Company is obligated to pay a prepayment fee comprising make-whole premium payment on account of such principal so paid, which Prepayment Fee shall be equal to the aggregate and actual amount of interest (at the contract rate of interest) that would be paid through the Maturity Date. The Company may pay off the loan 30 days after funding for $792 thousand and 60 days after funding for $858 thousand.

The loan is collateralized with all of the Company’s goods, accounts, equipment, inventory, contract rights or rights to payment of money, leases, license agreements, franchise agreements, general intangibles (including intellectual property), commercial tort claims, documents, instruments (including any promissory notes), chattel paper (whether tangible or electronic), cash, deposit accounts and other collateral accounts, all certificates of deposit, fixtures, letters of credit rights (whether or not the letter of credit is evidenced by a writing), securities, and all other investment property, supporting obligations, and financial assets, whether now owned or hereafter acquired, wherever located; and all of the Company’s books and records relating to the foregoing, and any and all claims, rights and interests in any of the above and all substitutions for, additions, attachments, accessories, accessions and improvements to and replacements, products, proceeds and insurance proceeds of any or all of the foregoing.